Risk management and financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Fair Value Disclosures [Abstract]
Schedule of interest rate risk
We have set out our exposure to interest rate risk on our net debt obligations at June 30, 2020 in the table below:

(In $ millions)	Principal	Hedging instruments	Total	Impact of 1% increase in rates
Senior credit facilities	5,662	(4,500)	1,162	12
Ineffective portion of interest rate cap (1)	—	4,500	4,500	45
Debt contained within VIEs	598	—	598	6
Debt exposed to interest rate fluctuations	6,260	—	6,260	63
Less: Cash and Restricted Cash	(1,020)	—	(1,020)	(10)
Net debt exposed to interest rate fluctuations (2)	5,240	—	5,240	53

(1) The 3-month LIBOR rate as at June 30, 2020 was 0.30%. As this rate was more than 1% below the 2.87% cap rate, the interest cap would not mitigate any impact of a theoretical 1% point increase in LIBOR.
(2) The $495 million of senior secured notes are a fixed rate debt instrument and are therefore excluded from the above table.

Schedule of realized and unrealized gains and losses
Gains and losses on derivatives reported in our Consolidated Statement of Operations included the following:

Gain/(loss) recognized in the Consolidated Statement of Operations relating to derivative financial instruments	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Interest rate cap agreement	(1)	(6)	(2)	(33)
Embedded conversion option on Archer convertible debt instrument	1	—	1	—
Gain/(loss) on derivative financial instruments	—	(6)	(1)	(33)

Schedule of derivative financial instruments
Derivative financial instruments included in our Consolidated Balance Sheet, within "Other Assets" included the following:

(In $ millions)	Maturity date	Applicable rate	Outstanding principal - June 30, 2020	As at June 30, 2020	As at December 31, 2019
Interest rate cap	June 2023	2.87% LIBOR cap	4,500	1	3
				1	3

Schedule of fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost at June 30, 2020 and December 31, 2019 are as follows:

	As at June 30, 2020		As at December 31, 2019
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (1) (Level 2)	373	373	395	488

Liabilities
Secured credit facilities (Level 2)	2,141	5,561	5,464	5,549
Credit facilities contained within variable interest entities (Level 2)	578	579	590	598
Senior secured notes (Level 1)	189	495	404	476
Related party loans within variable interest entities (Level 2)	237	246	229	239

(1)   Excludes Archer convertible debt receivable, which is measured at fair value on a recurring basis.  Related party loans receivable is $373 million, comprised of principal due of $505 million offset by allowance for expected credit losses recognized of $132 million. For further information on the impact of the expected credit losses to our financial assets please refer to Note 3 - Expected Credit Losses.

Schedule of financial instruments measured at fair value on a recurring basis
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at June 30, 2020 and December 31, 2019 are as follows:

	As at June 30, 2020		As at December 31, 2019
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	849	849	1,115	1,115
Restricted cash (Level 1)	171	171	242	242
Marketable securities (Level 1)	5	5	11	11
Related party loans receivable - Archer convertible debt (Level 3)	9	9	35	35
Interest rate cap (Level 2)	1	1	3	3
Temporary equity
Redeemable non-controlling interest (Level 3)	26	26	57	57